Accounts Payable and Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Salaries, wages and bonuses	$ 223,750	$ 1,394,956	$ 975,835
Legal fees		124,920	529,745
Other accrued expenses	1,464,966	853,268	54,521
Accounts payable and accrued expenses	$ 40,104,305	2,991,524	1,901,176
Nonrelated Party
Related Party Transaction [Line Items]
Professional fees other than legal		999,599	116,319
Related Party
Related Party Transaction [Line Items]
Professional fees other than legal		$ 0	$ 224,756